Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Option Activity and Changes in Stock Options

A summary of share option grants is as follows:

	Options granted	Exercise price per option	Option fair value at grant date	Intrinsic value per option at the grant date

April 21, 2011	1,800,000	$0.272	$0.272	$0.122
June 30, 2011	36,870,000	$0.254	$0.254	$0.104

Total	38,670,000

A summary of the share option activity is as follows:

	As of December 31, 2012
	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregate intrinsic Value as of December 31, 2012

Outstanding at January 1, 2012	38,801,636	$0.258	—	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(3,000,000)	$0.258	—	—

Outstanding	35,801,636	$0.279	8.5	—
Exercisable	19,976,636	$0.266	8.4	—
Vested and expected to vest	33,630,619	$0.258	8.5	—

Fair Value of Option Granted Assumptions

The fair value of each option granted was estimated on the date of grant using the Black-Scholes-Merton option pricing model with the following assumptions used for grants during the applicable periods.

2011

Expected term of the option	5-6 years
Expected volatility of the underlying share	63.00%
Expected dividend yield on the underlying share	0.00%
Risk-free interest rate for the expected term of the option	2.73-2.91%